Commitments and Contingencies (Details Textual)	12 Months Ended
Dec. 31, 2015 USD ($)
Commitments and Contingencies Details
Operating Leases, Rent Expense	$ 49,637
Operating Leases, Future Minimum Payments Receivable, Total	$ 39,100